Note 15 (Detail) (USD $)	3 Months Ended			9 Months Ended
	Jul. 31, 2012	Apr. 30, 2012	Jul. 31, 2011	Jul. 31, 2012	Jul. 31, 2011
Common Stock Dividends, Percent of Increase from Class A to Class B	110.00%			110.00%
Stock Issued During Period, Shares, New Issues (in Shares)		25,000,000
Sale of Stock, Price Per Share (in Dollars per share)		$ 2.00
Stock Issued During Period, Value, New Issues (in Dollars)		$ 47,300,000		$ 47,250,000
Face Amount of Debt Repurchased (in Dollars)		75,400,000
Stock Issued (in Dollars)	5,379,383			8,443,713
Gains (Losses) on Extinguishment of Debt (in Dollars)	6,230,000		(1,391,000)	57,966,000	(3,035,000)
Shareholder Ownership Percentage	4.90%			4.90%
Shareholder Ownership, Percentage of Increase	50.00%			50.00%
Number of Rights	1			1
Shareholder, Percent of Stock Acquired	4.90%			4.90%
Shareholders, Pre-existing Ownership Percentage	5.00%			5.00%
Shareholders, Current Ownership Percentage	5.00%			5.00%
Shareholders Ownership Percentage on Transfers	5.00%			5.00%
Shareholders, Ownership Percentage Threshold	5.00%			5.00%
Stock Repurchase Program, Number of Shares Authorized to be Repurchased (in Shares)	4,000,000			4,000,000
Treasury Stock, Shares, Acquired (in Shares)				100,000
Stock Repurchase Program, Number of Shares Repurchased (in Shares)	3,500,000			3,500,000
Common Class A [Member]
Number of Votes	1			1
Common Class B [Member]
Number of Votes	10			10
Minimum [Member]
Shareholder Ownership Percentage	5.00%			5.00%
Bondholder Exchange [Member] | The 6.25% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)	7,800,000
Bondholder Exchange [Member] | The 7.5% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)	4,000,000
Bondholder Exchange [Member] | The 8.625% 2017 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)	9,200,000
Bondholder Exchange [Member]
Face Amount of Debt Repurchased (in Dollars)	21,000,000			33,200,000
Gains (Losses) on Extinguishment of Debt (in Dollars)	5,800,000			9,300,000
Exchanges [Member]
Gains (Losses) on Extinguishment of Debt (in Dollars)	5,800,000			9,500,000
The 6.25% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				7,800,000
Debt Instrument, Interest Rate, Stated Percentage	6.25%			6.25%
The 7.5% 2016 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				4,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.50%			7.50%
The 8.625% 2017 Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				18,300,000
Debt Instrument, Interest Rate, Stated Percentage	8.625%			8.625%
The 12.072% Notes [Member]
Face Amount of Debt Repurchased (in Dollars)				$ 3,100,000
Debt Instrument, Interest Rate, Stated Percentage	12.072%			12.072%